Notes to Profit or Loss - Summary of Income Taxes (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current tax of prior period	€ 0	€ 1	€ 171